UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 113.0%
AUSTRALIA 6.1%
PIPELINES—C-CORP 0.9%
APA Group(a)	2,664,106	$18,236,971

RAILWAYS 0.8%
Aurizon Holdings Ltd.	4,313,365	17,300,901

TOLL ROADS 4.4%
Transurban Group(a)	9,996,595	89,128,409
TOTAL AUSTRALIA		124,666,281

BRAZIL 2.1%
WATER
Cia de Saneamento Basico do Estado de Sao Paulo(a)	4,062,536	42,291,589

CANADA 8.3%
PIPELINES—C-CORP 6.8%
Enbridge(a)	425,140	17,809,940
Pembina Pipeline Corp.	778,353	24,664,282
TransCanada Corp.(a)	1,830,086	84,454,922
Veresen	1,103,713	12,200,309
		139,129,453
RAILWAYS 1.5%
Canadian Pacific Railway Ltd.(a)	204,391	30,024,275
TOTAL CANADA		169,153,728

CHINA 2.1%
AIRPORTS 0.8%
Beijing Capital International Airport Co., Ltd., Class H (HKD)	14,414,000	17,248,948

TOLL ROADS 1.3%
Jiangsu Expressway Co., Ltd., Class H (HKD)	18,390,000	26,408,338
TOTAL CHINA		43,657,286

FRANCE 1.3%
AIRPORTS
Aeroports de Paris	209,260	25,862,183

GERMANY 0.8%
ELECTRIC—REGULATED ELECTRIC
Innogy SE, 144A(b)	440,864	16,642,048

	Number of Shares/Units	Value
HONG KONG 2.4%
ELECTRIC—REGULATED ELECTRIC 1.7%
CLP Holdings Ltd.	3,329,000	$34,804,253

MARINE PORTS 0.7%
China Merchants Port Holdings Co., Ltd.	4,664,000	13,653,220
TOTAL HONG KONG		48,457,473

ITALY 6.2%
COMMUNICATIONS—TOWERS 1.8%
Ei Towers S.p.A.(a)	315,136	17,717,056
Infrastrutture Wireless Italiane S.p.A., 144A(b)	3,845,294	20,272,870
		37,989,926
PIPELINES—C-CORP 1.3%
Snam S.p.A.(a)	5,968,161	25,811,141

TOLL ROADS 3.1%
Atlantia S.p.A.(a)	2,477,633	63,963,949
TOTAL ITALY		127,765,016

JAPAN 7.8%
ELECTRIC—INTEGRATED ELECTRIC 2.4%
Kyushu Electric Power Co.	2,262,800	24,105,639
Tohoku Electric Power Co.	1,796,800	24,338,223
		48,443,862
GAS DISTRIBUTION 0.8%
Tokyo Gas Co., Ltd.(a)	3,574,000	16,263,257

RAILWAYS 4.6%
Central Japan Railway Co.(a)	303,299	49,419,239
West Japan Railway Co.	693,500	45,105,843
		94,525,082
TOTAL JAPAN		159,232,201

MEXICO 3.1%
AIRPORTS 1.8%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,751,821	36,435,583

TOLL ROADS 1.3%
OHL Mexico SAB de CV(a)	19,221,542	27,165,645
TOTAL MEXICO		63,601,228

	Number of Shares/Units	Value
NEW ZEALAND 1.9%
AIRPORTS
Auckland International Airport Ltd.(a)	8,083,747	$38,306,924

SPAIN 2.3%
GAS DISTRIBUTION 0.8%
Enagas SA	613,890	15,946,760

TOLL ROADS 1.5%
Abertis Infraestructuras SA	887,814	14,301,509
Ferrovial SA	847,627	16,963,698
		31,265,207
TOTAL SPAIN		47,211,967

SWITZERLAND 1.8%
AIRPORTS
Flughafen Zuerich AG(a)	178,245	37,992,620

UNITED KINGDOM 2.8%
ELECTRIC—REGULATED ELECTRIC 1.8%
National Grid PLC(a)	2,875,806	36,517,405

WATER 1.0%
United Utilities Group PLC(a)	1,615,500	20,109,043
TOTAL UNITED KINGDOM		56,626,448

UNITED STATES 64.0%
COMMUNICATIONS—TOWERS 9.8%
American Tower Corp.(a),(d)	815,534	99,120,003
Crown Castle International Corp.(a)	1,076,985	101,721,233
		200,841,236
DIVERSIFIED 1.7%
Macquarie Infrastructure Co. LLC(a),(d)	441,456	35,572,524

ELECTRIC 27.3%
INTEGRATED ELECTRIC 6.2%
NextEra Energy(a),(d)	847,572	108,802,818
Pattern Energy Group(a),(d)	885,401	17,823,122
		126,625,940
REGULATED ELECTRIC 21.1%
Alliant Energy Corp.(a),(d)	711,385	28,177,960
CMS Energy Corp.(a),(d)	1,561,070	69,842,272
DTE Energy Co.(a),(d)	314,260	32,089,089
Duke Energy Corp.	139,628	11,450,892

	Number of Shares/Units	Value
Edison International(a),(d)	798,117	$63,538,094
Great Plains Energy(a),(d)	773,399	22,598,719
PG&E Corp.(a),(d)	1,330,192	88,271,541
WEC Energy Group(a),(d)	836,343	50,707,476
Xcel Energy(a),(d)	1,452,428	64,560,424
		431,236,467
TOTAL ELECTRIC		557,862,407

GAS DISTRIBUTION 7.1%
Atmos Energy Corp.(a),(d)	635,845	50,225,397
NiSource(a),(d)	749,147	17,822,207
Sempra Energy(a),(d)	697,570	77,081,485
		145,129,089
PIPELINES 9.4%
PIPELINES—C-CORP 7.3%
Cheniere Energy(a),(c),(d)	414,896	19,612,134
Kinder Morgan(a),(d)	3,251,367	70,684,719
Targa Resources Corp.(a),(d)	264,502	15,843,670
Williams Cos. (The)(a),(d)	1,440,794	42,633,094
		148,773,617
PIPELINES—MLP 2.1%
Antero Midstream Partners LP	435,841	14,452,487
Noble Midstream Partners LP(a)	264,110	13,754,849
Rice Midstream Partners LP	596,277	15,038,106
		43,245,442
TOTAL PIPELINES		192,019,059

RAILWAYS 6.1%
CSX Corp.(a),(d)	731,107	34,033,031
Norfolk Southern Corp.	255,512	28,609,679
Union Pacific Corp.(a),(d)	578,810	61,307,555
		123,950,265

WATER 2.6%
American Water Works Co.(a),(d)	669,966	52,103,256
TOTAL UNITED STATES		1,307,477,836
TOTAL COMMON STOCK (Identified cost—$1,803,762,518)		2,308,944,828

	Number of Shares/Units		Value
PREFERRED SECURITIES—$25 PAR VALUE 7.2%
UNITED KINGDOM 0.2%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)(a),(e)	110,457		$2,876,300

UNITED STATES 7.0%
BANKS 3.2%
Bank of America Corp., 6.20%, Series CC(e)	112,525		2,908,771
Bank of America Corp., 6.00%, Series EE(e)	150,000		3,868,500
Bank of America Corp., 6.50%, Series Y(a),(e)	214,496		5,647,680
BB&T Corp., 5.625%(e)	113,228		2,854,478
BB&T Corp., 5.85%(e)	17,005		432,267
Capital One Financial Corp., 6.70%, Series D(e)	145,825		4,001,438
Citigroup, 6.875%, Series K(e)	160,000		4,532,800
Citigroup, 6.30%, Series S(e)	167,743		4,430,093
Farm Credit Bank of Texas, 6.75%(a),(e)	35,300	†	3,805,781
Huntington Bancshares, 6.25%, Series D(e)	123,494		3,200,964
JPMorgan Chase & Co., 6.10%, Series AA(a),(d),(e)	196,847		5,214,477
JPMorgan Chase & Co., 6.125%, Series Y(a),(e)	200,000		5,304,000
New York Community Bancorp, 6.375%, Series A(e)	108,000		2,926,800
Regions Financial Corp., 6.375%, Series B(a),(d),(e)	98,085		2,698,318
Wells Fargo & Co., 5.85%(a),(e)	200,000		5,320,000
Wells Fargo & Co., 6.00%, Series T(a),(e)	150,000		3,939,000
Wells Fargo & Co., 5.70%, Series W(a),(d),(e)	170,971		4,303,340
			65,388,707
ELECTRIC 1.0%
INTEGRATED ELECTRIC 0.8%
Integrys Holdings, 6.00%, due 8/1/73(a)	234,338		6,119,151
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K(a)	183,056		4,398,836
Southern Co./The, 6.25%, due 10/15/75(a),(d)	200,000		5,280,000
			15,797,987
REGULATED ELECTRIC 0.2%
DTE Energy Co., 5.375%, due 6/1/76, Series B(a)	176,011		4,224,264
TOTAL ELECTRIC			20,022,251

FINANCIAL 0.8%
DIVERSIFIED FINANCIAL SERVICES 0.1%
KKR & Co. LP, 6.75%, Series A(a),(e)	112,000		2,937,760

INVESTMENT BANKER/BROKER 0.7%
Charles Schwab Corp./The, 5.95%, Series D(a),(e)	75,000		1,975,500

	Number of Shares/Units	Value
Morgan Stanley, 6.875%(e)	197,745	$5,576,409
Morgan Stanley, 6.375%, Series I(e)	125,000	3,457,500
Morgan Stanley, 5.85%, Series K(e)	99,200	2,564,320
		13,573,729
TOTAL FINANCIAL		16,511,489

INDUSTRIALS—CHEMICALS 0.5%
CHS, 7.10%, Series II(e)	213,756	6,107,009
CHS, 6.75%(a),(e)	167,931	4,700,389
		10,807,398
INSURANCE 0.3%
LIFE/HEALTH INSURANCE 0.1%
Prudential Financial, 5.75%, due 12/15/52	73,926	1,889,549

MULTI-LINE 0.2%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	2,092,931
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	83,768	2,605,185
		4,698,116
TOTAL INSURANCE		6,587,665

REAL ESTATE—DIVERSIFIED 0.7%
Coresite Realty Corp., 7.25%, Series A(a),(e)	99,000	2,548,260
Retail Properties of America, 7.00%(e)	99,400	2,539,670
Saul Centers, 6.875%, Series C(e)	79,140	2,000,659
VEREIT, 6.70%, Series F(a),(e)	247,888	6,370,722
		13,459,311
TECHNOLOGY—SOFTWARE 0.1%
eBay, 6.00%, due 2/1/56(a)	95,400	2,522,376

UTILITIES 0.4%
Dominion Resources, 5.25%, due 7/30/76, Series A	179,306	4,262,103
Entergy New Orleans, 5.50%, due 4/1/66	40,674	1,006,275
SCE Trust IV, 5.375%, Series J(e)	111,918	3,016,190
		8,284,568
TOTAL UNITED STATES		143,583,765
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$139,079,490)		146,460,065

	Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 17.1%
AUSTRALIA 0.7%
BANKS—FOREIGN 0.3%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (USD)(b),(e)	$4,000,000	$4,404,684
Macquarie Bank Ltd./London, 6.125%, 144A (USD)(b),(e)	1,600,000	1,612,000
		6,016,684
INSURANCE-PROPERTY CASUALTY 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	4,000,000	4,370,000
QBE Insurance Group Ltd., 5.875%, due 6/17/46, Series EMTN (USD)	1,800,000	1,887,268
		6,257,268
MATERIAL—METALS & MINING 0.1%
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (USD)(b)	2,000,000	2,267,000
TOTAL AUSTRALIA		14,540,952

CANADA 0.9%
PIPELINES 0.5%
Transcanada Trust, 5.625%, due 5/20/75 (USD)	2,000,000	2,065,000
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (USD)	4,990,000	5,308,112
Transcanada Trust, 5.30%, due 3/15/77 (USD)	2,475,000	2,450,250
		9,823,362
UTILITIES—ELECTRIC UTILITIES 0.4%
Emera, 6.75%, due 6/15/76, Series 16-A (USD)(a)	8,250,000	9,044,063
TOTAL CANADA		18,867,425

DENMARK 0.1%
BANKS—FOREIGN
Danske Bank A/S, 6.125% (USD)(e)	3,000,000	3,011,220

FRANCE 1.1%
BANKS—FOREIGN 1.0%
BNP Paribas, 7.195%, 144A (USD)(a),(b),(e)	3,000,000	3,318,750
BNP Paribas SA, 7.625%, 144A (USD)(a),(b),(e)	5,800,000	6,177,000
Credit Agricole SA, 8.125%, 144A (USD)(a),(b),(e)	4,950,000	5,290,312
Societe Generale SA, 7.375%, 144A (USD)(a),(b),(e)	2,600,000	2,647,060
Societe Generale SA, 8.25%, Series EMTN (USD)(e)	2,400,000	2,516,892
		19,950,014

	Principal Amount	Value
INSURANCE—LIFE/HEALTH INSURANCE 0.1%
La Mondiale Vie, 7.625% (USD)(e)	$3,250,000	$3,518,476
TOTAL FRANCE		23,468,490

GERMANY 0.2%
BANKS—FOREIGN
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(a),(b)	3,088,000	3,659,280

ITALY 0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(a),(b)	8,635,000	9,951,838

JAPAN 0.7%
INSURANCE
LIFE/HEALTH INSURANCE 0.5%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (USD)(a),(b),(e)	2,800,000	2,967,608
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (USD)(a),(b)	2,400,000	2,493,000
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (USD)(a),(b)	3,800,000	4,028,000
		9,488,608
LIFE/HEALTH INSURANCE—FOREIGN 0.2%
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (USD)(a),(b)	3,600,000	3,826,800
TOTAL JAPAN		13,315,408

NETHERLANDS 0.8%
BANKS—FOREIGN 0.7%
ING Groep N.V., 6.875% (USD)(e)	2,000,000	2,073,600
Rabobank Nederland, 8.40% (USD)(e)	2,000,000	2,031,636
Rabobank Nederland, 11.00%, 144A (USD)(a),(b),(e)	8,120,000	9,510,550
		13,615,786
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (USD)	2,200,000	2,294,972
TOTAL NETHERLANDS		15,910,758

	Principal Amount		Value
NORWAY 0.2%
BANKS—FOREIGN
DNB Bank ASA, 6.50% (USD)(e)	$3,000,000		$3,138,783

SPAIN 0.1%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)(e)	2,400,000		2,521,980

SWEDEN 0.2%
BANKS—FOREIGN
Swedbank AB, 6.00% (USD)(e)	3,000,000		3,079,305

SWITZERLAND 0.9%
BANKS—FOREIGN 0.7%
Credit Suisse Group AG, 7.125% (USD)(e)	2,600,000		2,698,930
Credit Suisse Group AG, 7.50%, 144A (USD)(b),(e)	2,991,000		3,248,394
UBS Group AG, 6.875% (USD)(e)	1,800,000		1,874,250
UBS Group AG, 7.125% (USD)(e)	5,046,000		5,277,490
UBS Group AG, 7.125% (USD)(e)	1,600,000		1,684,766
			14,783,830
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)(e)	4,000,000		4,297,780
TOTAL SWITZERLAND			19,081,610

UNITED KINGDOM 2.9%
BANKS—FOREIGN
Barclays PLC, 7.875% (USD)(e)	2,600,000		2,712,364
Barclays PLC, 8.25% (USD)(a),(e)	4,161,000		4,383,489
HBOS Capital Funding LP, 6.85% (USD)(e)	2,400,000		2,445,422
HSBC Capital Funding LP, 10.176%, 144A (USD)(a),(b),(e)	9,750,000		14,922,375
HSBC Holdings PLC, 6.375% (USD)(e)	2,800,000		2,856,000
HSBC Holdings PLC, 6.875% (USD)(a),(e)	3,800,000		4,056,500
Lloyds Banking Group PLC, 7.50% (USD)(e)	4,334,000		4,594,474
Nationwide Building Society, 10.25%(e)	6,030,000		10,446,133
Royal Bank of Scotland Group PLC, 7.648% (USD)(a),(e)	2,004,000		2,374,740
Royal Bank of Scotland Group PLC, 8.625% (USD)(a),(e)	5,600,000		5,852,000
Standard Chartered PLC, 7.50%, 144A (USD)(b),(e)	2,200,000		2,278,100
Standard Chartered PLC, 7.75%, 144A (USD)(b),(e)	2,200,000		2,271,500
TOTAL UNITED KINGDOM			59,193,097

UNITED STATES 7.8%
BANKS 4.4%
AgriBank FCB, 6.875%(a),(e)	37,000	†	3,961,313
Bank of America Corp., 6.10%, Series AA(e)	1,013,000		1,074,540

	Principal Amount		Value
Bank of America Corp., 6.30%, Series DD(a),(e)	$4,500,000		$4,905,000
Bank of America Corp., 6.50%, Series Z(a),(e)	5,169,000		5,647,132
Citigroup, 6.125%, Series R(a),(e)	4,225,000		4,462,656
Citigroup, 6.25%, Series T(e)	5,100,000		5,508,000
CoBank ACB, 6.25%(a),(e)	52,500	†	5,525,625
CoBank ACB, 6.25%, Series I(e)	2,866,000		3,128,612
Farm Credit Bank of Texas, 10.00%, Series I(a),(e)	7,000	†	8,592,500
JPMorgan Chase & Co., 7.90%, Series 1(a),(d),(e)	10,220,000		10,603,250
JPMorgan Chase & Co., 6.75%, Series S(a),(e)	6,000,000		6,622,500
JPMorgan Chase & Co., 5.30%, Series Z(e)	4,850,000		5,037,938
PNC Financial Services Group, 6.75%(e)	3,000,000		3,358,125
US Bancorp, 5.125%, Series I(e)	2,100,000		2,202,375
Wells Fargo & Co., 7.98%, Series K(a),(e)	7,250,000		7,585,312
Wells Fargo & Co., 5.875%, Series U(a),(e)	7,320,000		7,899,685
Wells Fargo Capital X, 5.95%, due 12/1/86, (TruPS)	2,830,000		3,045,788
			89,160,351
ELECTRIC 0.4%
INTEGRATED ELECTRIC 0.2%
Southern California Edison Co., 6.25%, Series E(e)	4,150,000		4,616,875

REGULATED ELECTRIC 0.2%
Southern Co./The, 5.50%, due 3/15/57, Series B	3,000,000		3,098,706
TOTAL ELECTRIC			7,715,581

FINANCIAL 0.2%
DIVERSIFIED FINANCIAL SERVICES 0.1%
National Rural Utilities Cooperative Finance Corp., 5.25%, due 4/20/46	1,764,000		1,840,834

INVESTMENT BANKER/BROKER 0.1%
Morgan Stanley, 5.55%, Series J(e)	3,000,000		3,090,150
TOTAL FINANCIAL			4,930,984

FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(a),(b),(e),(f)	60,000	†	6,378,750

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.7%
General Electric Co., 5.00%, Series D(a),(d),(e)	13,407,000		14,161,144

INSURANCE 1.2%
LIFE/HEALTH INSURANCE 1.0%
MetLife, 9.25%, due 4/8/38, 144A(a),(b)	6,500,000		8,994,375
MetLife, 5.25%, Series C(e)	5,200,000		5,377,232

	Principal Amount		Value
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	$4,500,000		$5,557,500
			19,929,107

PROPERTY CASUALTY 0.2%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(b)	4,500,000		5,186,250
TOTAL INSURANCE			25,115,357

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(b)	8,989	†	10,472,185
Frontier Communications Corp., 8.875%, due 9/15/20	296,000		313,390
			10,785,575
MEDIA 0.1%
Viacom, 5.875%, due 2/28/57	1,800,000		1,837,978
TOTAL UNITED STATES			160,085,720
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$319,722,617)			349,825,866

		Number of Shares
SHORT-TERM INVESTMENTS 3.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(g)		61,500,000	61,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$61,500,000)			61,500,000

TOTAL INVESTMENTS (Identified cost—$2,324,064,625)	140.3%		2,866,730,759
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.3)		(823,079,282)
NET ASSETS (Equivalent to $23.95 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$2,043,651,477

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,746,275,254  in aggregate has been pledged as collateral.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $158,378,229 or 7.7% of the net assets of the Fund, of which 0.3% are illiquid.

(c) Non-income producing security.

(d) A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $777,613,916 in aggregate has been rehypothecated.

(e) Perpetual security.  Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

(f) Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(g) Rate quoted represents the annualized seven-day yield of the fund.

†    Represents shares.

Sector Summary	% of Managed Assets
Electric (Common)	24.0
Pipelines (Common)	12.9
Railways (Common)	9.2
Communications (Common)	8.2
Toll Roads (Common)	8.2
Gas Distribution (Common)	6.1
Airports (Common)	5.4
Banks (Preferred)	5.3
Banks—Foreign (Preferred)	4.6
Other	4.3
Water (Common)	4.0
Insurance (Preferred)	2.1
Diversified (Common)	1.2
Electric (Preferred)	1.0
Utilities (Preferred)	0.9
Industrials (Preferred)	0.9
Financial (Preferred)	0.7
Marine Ports (Common)	0.5
Real Estate (Preferred)	0.5
100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$2,308,944,828	$2,308,944,828	$—	$—
Preferred Securities — $25 Par Value:
United States	143,583,765	133,658,833	9,924,932	—
Other Countries	2,876,300	2,876,300	—	—
Preferred Securities —Capital Securities:
United States	160,085,720	—	153,706,970	6,378,750
Other Countries	189,740,146	—	189,740,146	—
Short-Term Investments	61,500,000	—	61,500,000	—
Total Investments(a)	$2,866,730,759	$2,445,479,961	$414,872,048	$6,378,750	(b)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service.  The inputs for these securities are not readily available or cannot be reasonably estimated.  A change in the significant unobservable inputs could result in a signficantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities — Capital Securities — United States
Balance as of December 31, 2016	$6,275,628
Change in unrealized appreciation (depreciation)	103,122
Balance as of March 31, 2017	$6,378,750

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $103,122.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$2,324,064,625
Gross unrealized appreciation	$558,429,988
Gross unrealized depreciation	(15,763,854)
Net unrealized appreciation (depreciation)	$542,666,134

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017